Shareholders' Equity (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2015
Class of Stock [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Number	89,611,998	61,362,198
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	8 years 9 months 18 days	0 years
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 0.15	$ 0.34
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Exercisable, Number	29,650,429
Exercise Price Range One [Member]
Class of Stock [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 0.08
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 0.19
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Number	68,013,351
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	9 years 2 months 1 day
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 0.08
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Exercisable, Number	16,950,450
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	8 years 4 months 10 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 0.15
Exercise Price Range Two [Member]
Class of Stock [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 0.32
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Number	21,053,647
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	7 years 8 months 19 days
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 0.32
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Exercisable, Number	12,154,979
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	7 years 8 months 19 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 0.32
Exercise Price Range Three [Member]
Class of Stock [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	0.60
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 0.75
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Number	170,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	6 years 3 months 7 days
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 0.69
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Exercisable, Number	170,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	6 years 3 months 7 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 0.69
Exercise Price Range Four [Member]
Class of Stock [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 1.56
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Number	175,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	4 years 3 months 4 days
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 1.56
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Exercisable, Number	175,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	4 years 3 months 4 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 1.56
Exercise Price Range Five [Member]
Class of Stock [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 2.00
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Number	200,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	5 years 8 months 23 days
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 2
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Exercisable, Number	200,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	5 years 8 months 23 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 2